Long-term Debt - Additional Information (Detail) (EUR €) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Sep. 30, 2013	Dec. 31, 2013	Jun. 30, 2007
Debt Instrument [Line Items]
Principal amount			€ 600
Interest rate on principal amount of Eurobond			5.75%
Year of maturity	2017
5.75 Percent Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Principal amount	600		600	600
Interest rate on principal amount of Eurobond	5.75%		5.75%
Payment date of Eurobond interest	June 13
Redemption price of notes	100.00%
Due date of redemption Eurobond	Jun. 13, 2017
Year of maturity	2017
Repurchased of long term debt		361.8
Repurchased of long term debt including accrued interest		423.0
3.375 Percent Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Principal amount	€ 750	€ 750	€ 750
Interest rate on principal amount of Eurobond	3.375%	3.375%	3.375%
Payment date of Eurobond interest		September 19
Redemption price of notes		100.00%
Due date of redemption Eurobond		Sep. 19, 2023
Year of maturity		2023